LEASES (Details 1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LEASES
Lease Obligation, Current Portion	$ 2,503	$ 2,444
Lease Obligation, Long-term Portion	33,407	34,052
Total	35,910	36,496
Amortization of leased assets	817	742	$ 3,238	$ 3,250	$ 3,025
Interest on lease liabilities	573	563	2,406	1,866	1,778
Total	$ 1,390	$ 1,305	$ 5,644	$ 5,116	$ 4,803